Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of bank loans and financing obligations, summarized as follows:

	December 31,
(amounts in thousands)	2020	2019
$12.5 Million Credit Facility	$—	$8,617
$27.3 Million Credit Facility	—	8,813
$85.5 Million Credit Facility	21,974	46,499
$38.7 Million Credit Facility	—	10,200
$12.8 Million Credit Facility	—	11,475
$30.0 Million Credit Facility	24,881	27,198
$60.0 Million Credit Facility	23,746	26,573
$184.0 Million Credit Facility	49,641	130,145
$34.0 Million Credit Facility	30,536	31,571
$90.0 Million Credit Facility	22,340	82,100
$19.6 Million Lease Financing - SBI Rumba	15,614	16,883
$19.0 Million Lease Financing - SBI Tango	16,109	17,303
$19.0 Million Lease Financing - SBI Echo	16,259	17,396
$20.5 Million Lease Financing - SBI Hermes	17,763	19,059
$21.4 Million Lease Financing - SBI Samba	18,960	20,384
CMBFL Lease Financing	102,282	113,006
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	39,375	40,027
AVIC Lease Financing	101,957	111,450
$67.3 Million Lease Financing	59,779	—
Total bank loans and financing obligations outstanding	561,216	738,699
Less: Current portion	(46,560)	(75,276)
	$514,656	$663,423

	December 31, 2020			December 31, 2019
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and financing obligations, gross	$46,560	$514,656	$561,216	$75,276	$663,423	$738,699
Unamortized deferred financing costs	(657)	(6,075)	(6,732)	(1,161)	(9,164)	(10,325)
Total bank loans and financing obligations, net	$45,903	$508,581	$554,484	$74,115	$654,259	$728,374

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal on Bank Loans	Interest on Bank Loans	Financing Obligations	Total
2021	$13,489	$4,376	$47,368	$65,233
2022	18,404	4,020	51,495	73,919
2023	119,368	2,625	46,337	168,330
2024	2,429	554	39,302	42,285
2025	19,428	375	37,202	57,005
Thereafter	—	—	66,726	66,726
Total	$173,118	$11,950	$288,430	$473,498

Schedule of Long-term Debt Instruments
The Company had six credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2020.

	$85.5 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 5, 2017	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	2	—	2	2	—
Ultramax	2	—	2	2	—	2

Interest Rate-LIBOR+	2.850%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	1.140%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	February 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding (in thousands)	21,974	24,881	23,746	49,641	30,536	22,340

Carrying Value of Vessels Collateralized (in thousands)	32,577	38,629	33,676	70,320	39,069	32,011

Interest and Finance Costs	For the years ended December 31, 2020, 2019 and 2018, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2020	2019	2018
Interest expense	$29,557	$44,101	$39,855
Amortization of deferred financing costs	3,667	6,915	9,582
Write off of deferred financing costs	3,088	681	—
Change in the fair value of interest rate caps	—	219	(27)
Other, net	506	238	459
	$36,818	$52,154	$49,869